Schedule of property, plant and equipment by country (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 37,225,130	[1]	R$ 35,929,149	[1]	R$ 32,315,181
Brazil member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,867,387		15,105,253
Mexico member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,714,543		13,632,787
United states of america member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,281,077		6,823,655
Germany member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	356,288		363,975
Other member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 5,835		R$ 3,479

[1]	Adjustment corresponding to the capitalization of a portion of financial charges of the above-mentioned loan.